Other Income (Expense) - Components of Other Income (Detail) (USD $) In Millions, unless otherwise specified	10 Months Ended	12 Months Ended
	Oct. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Gain on sale of products	$ 88.7	$ 88.7
Gain on sale of investments		28.8	0.8	25.6
Gain on sale of divested products		24.0
Loss on foreign exchange derivative		(70.4)
Earnings (losses) on equity method investments		1.3	(4.5)	1.6
Other income (expense)		3.2	3.2	0.5
Other income expense, total		38.5	(0.5)	27.7
Bridge loan [Member]
Component of Other Income, Nonoperating [Line Items]
Expenses for the bridge loan		$ (37.1)